EMPLOYEE BENEFITS - Future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Post-Employment benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 65,720
Post-Employment benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	56,847
Post-Employment benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	57,615
Post-Employment benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	56,990
Post-Employment benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	54,812
Post-Employment benefits | Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	255,125
Long-Term Benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	39,104
Long-Term Benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	37,042
Long-Term Benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	32,194
Long-Term Benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	33,102
Long-Term Benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	31,944
Long-Term Benefits | Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 159,380